Other income, net	12 Months Ended
Jun. 30, 2021
Other income, net
Other income, net	6 Other income, net

	2019	2020	2021
	RMB	RMB	RMB
Government grants	21,121	68,682	46,343
Others	(194)	(1,612)	287
	20,927	67,070	46,630